UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21342
Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)
399 Park Avenue, New York, NY		10022
(Address of principal executive offices)		(Zip code)
Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc. 399 Park Avenue, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 526-7000

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2005 is filed herewith.

Lehman Brothers First Trust Income Opportunity Fund — SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Asset Backed Securities — 1.6%
	Airlines — 1.6%
$2,985,000	Delta Airlines, Inc., Series 2000-1, Class A2 7.570%, 11/18/2010	BBB	Ba	B	$2,782,351

	Total Asset Backed Securities (Identified Cost $2,715,075)				2,782,351

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Corporate Debt — 141.5% of Total Net Assets
	Automotive — 3.0%
$625,000	Dana Corp., Note 7.000%, 3/01/2029	BBB	Ba	BBB	$548,862
2,000,000	Ford Motor Co., Global Note 7.450%, 7/16/2031	BBB	Baa	BBB	1,809,170
2,000,000	General Motors Acceptance Corp., Note 8.000%, 11/01/2031	BBB	Baa	BBB	1,741,686
1,295,000	Navistar International Corp., Senior Note 7.500%, 6/15/2011	BB	Ba	BB	1,304,712
					5,404,430
	Beverages, Food & Tobacco — 1.4%
140,000	Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc., Senior Subordinated Note
	10.750%, 2/15/2011	B	B	NR	155,400
1,000,000	Del Monte Corp., Senior Subordinated Note 8.625%, 12/15/2012	B	B	BB	1,082,500
1,250,000	Dole Food, Inc., Senior Note 8.625%, 5/01/2009	B	B	B	1,312,500
					2,550,400
	Building Materials — 1.2%
2,275,000	Nortek, Inc., Senior Subordinated Note 8.500%, 9/01/2014	B	Caa	NR	2,195,375

	Chemicals — 5.1%
1,320,000	Equistar Chemicals, LP/Equistar Funding Corp., Senior Note 10.625%, 5/01/2011	B	B	B	1,481,700
767,000	Huntsman LLC, Senior Secured Note 11.625%, 10/15/2010	BB	B	NR	897,390
3,155,000	Methanex Corp., Senior Note 8.750%, 8/15/2012	BBB	Ba	BBB	3,644,025
2,000,000	Millennium Chemicals, Inc., Senior Note 9.250%, 6/15/2008	B	B	B	2,145,000

1,110,000	PQ Corp., Senior Subordinated Note, 144A 7.500%, 2/15/2013	B	B	NR	1,093,350
					9,261,465
	Commercial Services — 6.2%
1,424,000	Coinmach Corp., Senior Note 9.000%, 2/01/2010	CCC	B	NR	1,480,960

2,070,000	Knowledge Learning Corp., Inc., Senior Subordinated Note, 144A 7.750%, 2/01/2015		B	B	NR	1,997,550
2,305,000	Language Line, Inc., Note
	11.125%, 6/15/2012		CCC	Caa	NR	2,402,962
3,105,000	Monitronics International, Inc., Senior Subordinated Note
	11.750%, 9/01/2010		B	B	NR	3,306,825
4,545,000	Muzak LLC/Muzak Finance Corp., Senior Subordinated Note
	9.875%, 3/15/2009		CCC	Ca	NR	2,045,250
						11,233,547
	Communications — 6.2%
4,270,000	Intelsat Bermuda, Ltd., Senior Note, 144A
	8.625%, 1/15/2015		B	B	B	4,355,400
1,000,000	L-3 Communications Corp., Senior Subordinated Note
	7.625%, 6/15/2012		BB	Ba	BB	1,062,500
3,300,000	PanAmSat Corp., Senior Note
	9.000%, 8/15/2014		B	B	NR	3,481,500
3,135,000	PanAmSat Holding Corp., Senior Note,144A
	0.000%/10.375%, 11/01/2014	(a)	B	B	NR	2,037,750
390,000	Zeus Special Subsidiary, Ltd., Note, Step-Up, 144A
	0.000%/9.250%, 2/01/2015	(b)	B	B	B	246,675
						11,183,825
	Containers & Packaging — 4.1%
510,000	Crown European Holdings SA, Senior Secured Note
	9.500%, 3/01/2011		B	B	NR	559,725
3,160,000	Crown European Holdings SA, Senior Secured Note
	10.875%, 3/01/2013		B	B	NR	3,665,600
3,000,000	Owens-Brockway Glass Container, Senior Secured Note
	8.750%, 11/15/2012		BB	B	B	3,277,500
						7,502,825
	Cosmetics & Personal Care — 1.2%
1,985,000	Playtex Products, Inc., Senior Secured Note
	8.000%, 3/01/2011		B	B	NR	2,138,837

	Electric Utilities — 15.3%
4,305,000	AES Corp. (The), Senior Secured Note, 144A
	8.750%, 5/15/2013		B	Ba	BB	4,692,450
2,875,000	Calpine Corp., Senior Note
	8.750%, 7/15/2007		CCC	Caa	CCC	2,242,500
1,205,000	Calpine Corp., Senior Note, 144A
	9.625%, 9/30/2014		B	NR	B	1,208,012
4,708,300	Calpine Corp., Senior Note, 144A, (FRN)
	8.410%, 7/15/2007		B	NR	B	4,025,596
2,250,000	CMS Energy Corp., Senior Note
	7.750%, 8/01/2010		B	B	B	2,345,625
1,060,000	CMS Energy Corp., Senior Note
	9.875%, 10/15/2007		B	B	B	1,150,100
440,000	Edison Mission Energy Corp., Senior Note
	9.875%, 4/15/2011		B	B	B	508,200
1,785,000	Midwest Generation LLC, Senior Secured Note
	8.750%, 5/01/2034		B	B	B	1,990,275
1,410,000	Mission Energy Holding Co., Senior Secured Note
	13.500%, 7/15/2008		CCC	B	B	1,692,000

2,610,000	Reliant Resources, Inc., Senior Secured Note
	9.500%, 7/15/2013		B	B	BB	2,838,375
3,000,000	TECO Energy, Inc., Note
	7.500%, 6/15/2010		BB	Ba	BB	3,195,000
1,950,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Note, 144A
	6.875%, 12/15/2014		B	B	NR	1,954,875
						27,843,008
	Electrical Equipment — 0.3%
595,000	Hexcel Corp., Senior Subordinated Note
	9.750%, 1/15/2009		B	Caa	NR	619,216

	Electronics — 1.5%
815,000	Freescale Semiconductor, Inc., Senior Note
	7.125%, 7/15/2014		BB	Ba	BB	851,675
1,720,000	Xerox Corp., Note
	7.625%, 6/15/2013		B	Ba	BB	1,797,400
						2,649,075
	Entertainment & Leisure — 13.7%
2,400,000	AMF Bowling Worldwide, Inc., Senior Subordinated Note
	10.000%, 3/01/2010		CCC	B	B	2,460,000
2,235,000	Blockbuster, Inc., Senior Subordinated Note, 144A
	9.000%, 9/01/2012		B	B	B	2,167,950
1,730,000	Choctaw Resort Development Enterprise, Senior Note, 144A
	7.250%, 11/15/2019		BB	B	NR	1,712,700
3,165,000	Chukchansi Economic Development Authority, Senior Note, 144A
	14.500%, 6/15/2009		NR	NR	NR	3,892,950
2,000,000	Chumash Casino & Resort Enterprise, Senior Note, 144A
	9.000%, 7/15/2010		BB	Ba	NR	2,140,000
2,425,000	Hollywood Entertainment Corp., Senior Subordinated Note
	9.625%, 3/15/2011		B	B	NR	2,740,250
2,230,000	Marquee, Inc., Senior Note, 144A
	8.625%, 8/15/2012		B	B	NR	2,374,950
360,000	Mohegan Tribal Gaming Authority, Senior Subordinated Note
	8.000%, 4/01/2012		B	Ba	NR	381,600
1,295,000	Royal Caribbean Cruises, Ltd., Senior Note
	7.500%, 10/15/2027		BB	Ba	NR	1,379,175
3,510,000	Station Casinos, Inc., Senior Subordinated Note
	6.875%, 3/01/2016		B	B	NR	3,514,387
3,180,000	WMG Holdings Corp., Senior Note, 144A
	0.000%/9.500%, 12/15/2014	(b)	B	Caa	NR	2,194,200
						24,958,162
	Forest Products & Paper — 3.3%
2,475,000	Abitibi-Consolidated, Inc., Guaranteed Note
	8.375%, 4/01/2015		BB	Ba	NR	2,406,937
1,260,000	Georgia-Pacific Corp., Note
	7.750%, 11/15/2029		BB	Ba	BB	1,373,400
2,000,000	Georgia-Pacific Corp., Senior Note
	8.875%, 2/01/2010		BB	Ba	BB	2,232,500
						6,012,837

	Health Care Providers — 9.3%
1,685,000	DaVita, Inc., Senior Subordinated Note, 144A
	7.250%, 3/15/2015		B	B	NR	1,651,300
3,980,000	HCA, Inc., Note
	7.500%, 11/06/2033		BB	Ba	BB	4,052,440
1,745,000	Rural/Metro Corp., Senior Subordinated Note, 144A
	9.875%, 3/15/2015		CCC	Caa	NR	1,792,988
2,175,000	Spheris, Senior Subordinated Note, 144A
	11.000%, 12/15/2012		CCC	Caa	NR	2,218,500
4,165,000	US Oncology Holdings, Inc., Senior Note, 144A
	8.620%, 3/15/2015		B	Caa	NR	3,925,513
2,500,000	US Oncology, Inc., Senior Note, 144A
	9.000%, 8/15/2012		B	B	NR	2,637,500
535,000	US Oncology, Inc., Senior Subordinated Note, 144A
	10.750%, 8/15/2014		B	B	NR	588,500
						16,866,741
	Heavy Machinery — 2.5%
3,310,000	Mueller Group, Inc., Senior Subordinated Note
	10.000%, 5/01/2012		B	Caa	NR	3,574,800
1,280,000	Mueller Holdings, Inc., Senior Note, Step-Up
	0.000%/14.750%, 4/15/2014	(b)	B	NR	NR	883,200
						4,458,000

	Home Construction, Furnishings & Appliances — 1.4%
655,000	Beazer Homes USA, Inc., Senior Note
	8.375%, 4/15/2012		BB	Ba	BB	694,300
560,000	K Hovnanian Enterprises, Inc., Senior Note
	8.000%, 4/01/2012		BB	Ba	BB	599,200
1,255,000	Standard-Pacific Corp., Senior Note
	7.750%, 3/15/2013		BB	Ba	NR	1,308,338
						2,601,838
	Media — Broadcasting & Publishing — 23.1%
3,410,000	Charter Communications Holdings, Inc., Senior Note
	10.000%, 5/15/2011		CCC	Ca	CCC	2,617,175
2,435,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.000%, 4/30/2012		B	B	B	2,422,825
1,835,000	CSC Holdings, Inc., Series B, Senior Note
	8.125%, 8/15/2009		BB	B	BB	1,935,925
97,000	Dex Media East LLC/Dex Media East Finance Co., Guaranteed Note
	12.125%, 11/15/2012		B	B	B	114,945
1,000,000	Dex Media East LLC/Dex Media East Finance Co., Senior Note
	9.875%, 11/15/2009		B	B	B	1,100,000
1,545,000	Dex Media, Inc., Note
	8.000%, 11/15/2013		B	B	CCC	1,599,075
1,430,000	Echostar DBS Corp., Senior Note, 144A
	6.625%, 10/01/2014		BB	Ba	BB	1,381,738
795,000	Houghton Mifflin Co., Senior Note
	8.250%, 2/01/2011		B	B	B	810,900
695,000	Houghton Mifflin Co., Senior Subordinated Note
	9.875%, 2/01/2013		B	Caa	CCC	715,850
1,225,000	Mediacom LLC/Mediacom Capital Corp., Senior Note
	9.500%, 1/15/2013		B	B	B	1,221,938

7,300,000	Ono Finance PLC, Note
	14.000%, 2/15/2011		CCC	Caa	B	8,322,000
1,265,000	Paxson Communications Corp., Senior Subordinated Note
	10.750%, 7/15/2008		CCC	Caa	NR	1,255,513
7,330,000	Paxson Communications Corp., Senior Subordinated Note
	0.000%/12.250%, 1/15/2009	(b)	CCC	Caa	NR	6,816,900
650,000	Primedia, Inc., Senior Note
	8.875%, 5/15/2011		B	B	NR	677,625
3,050,000	RH Donnelley Finance Corp. I, Senior Subordinated Note
	10.875%, 12/15/2012		B	B	NR	3,515,125
1,990,000	Rogers Cable, Inc., Senior Secured Note
	7.875%, 5/01/2012		BB	Ba	NR	2,109,400
1,645,000	Rogers Cable, Inc., Senior Secured Note
	8.750%, 5/01/2032		BB	Ba	NR	1,908,200
1,420,000	Sinclair Broadcast Group, Inc., Senior Subordinated Note
	8.000%, 3/15/2012		B	B	NR	1,448,400
700,000	Young Broadcasting, Inc., Senior Subordinated Note
	8.750%, 1/15/2014		CCC	Caa	NR	663,250
1,350,000	Young Broadcasting, Inc., Senior Subordinated Note
	10.000%, 3/01/2011		CCC	Caa	NR	1,380,375
						42,017,159
	Medical Supplies — 0.8%
2,500,000	CDRV Investors, Inc., Note, 144A
	0.000%/9.625%, 1/01/2015	(b)	B	Caa	NR	1,506,250

	Metals — 4.6%
3,005,000	AK Steel Corp., Guaranteed Senior Note
	7.750%, 6/15/2012		B	B	NR	2,892,313
3,270,000	IPSCO, Inc., Senior Note
	8.750%, 6/01/2013		BB	Ba	NR	3,637,875
1,825,000	Novelis, Inc., Senior Note, 144A
	7.250%, 2/15/2015		B	B	NR	1,788,500
						8,318,688
	Multiple Utilities — 4.3%
2,650,000	Coastal Corp., Note
	7.750%, 6/15/2010		CCC	Caa	NR	2,650,000
1,630,000	Coastal Corp., Senior Note
	9.625%, 5/15/2012		CCC	Caa	NR	1,776,700
1,970,000	El Paso Natural Gas Co., Note
	8.375%, 6/15/2032		B	B	NR	2,164,514
1,095,000	El Paso Natural Gas Co., Senior Note
	7.625%, 8/01/2010		B	B	NR	1,148,230
						7,739,444
	Oil & Gas — 9.3%
390,000	Chesapeake Energy Corp., Senior Note
	6.875%, 1/15/2016		BB	Ba	BB	393,900
1,595,000	Chesapeake Energy Corp., Senior Note
	7.000%, 8/15/2014		BB	Ba	BB	1,642,850
970,000	Dynegy Holdings, Inc., Senior Note, 144A
	10.125%, 7/15/2013		B	B	B	1,057,300

1,000,000	Enterprise Products Operating, LP, Senior Note
	6.875%, 3/01/2033	BB	Baa	BBB	1,047,928
840,000	Forest Oil Corp., Senior Note
	7.750%, 5/01/2014	BB	Ba	NR	890,400
1,710,000	Forest Oil Corp., Senior Note
	8.000%, 12/15/2011	BB	Ba	NR	1,881,000
500,000	Newfield Exploration Co., Senior Note
	7.625%, 3/01/2011	BB	Ba	NR	537,500
3,000,000	Newfield Exploration Co., Senior Subordinated Note
	8.375%, 8/15/2012	BB	Ba	NR	3,240,000
1,710,000	Pemex Project Funding Master Trust, Note, 144A
	9.500%, 9/15/2027	BBB	Baa	BBB	2,094,750
435,000	Southern Natural Gas Co., Note
	8.000%, 3/01/2032	B	B	NR	467,046
1,965,000	Transcontinental Gas Pipe Line Corp., Note
	7.250%, 12/01/2026	B	Ba	BB	2,073,075
1,370,000	Vintage Petroleum, Inc., Senior Note
	8.250%, 5/01/2012	BB	Ba	NR	1,483,025
					16,808,774
	Pharmaceuticals — 2.7%
4,870,000	Biovail Corp., Senior Subordinated Note
	7.875%, 4/01/2010	BB	B	NR	4,845,650

	Retailers — 2.7%
2,330,000	Amscan Holdings, Inc., Senior Subordinated Note
	8.750%, 5/01/2014	B	B	NR	2,260,100
585,000	Jean Coutu Group, Inc., Senior Note
	7.625%, 8/01/2012	B	B	NR	596,700
1,410,000	Jean Coutu Group, Inc., Senior Subordinated Note
	8.500%, 8/01/2014	B	B	NR	1,369,463
735,000	Penny (Jc) Co Inc., Note
	8.000%, 3/01/2010	BB	Ba	BB	735,000
					4,961,263
	Telephone Systems — 10.0%
2,997,497	Calpoint Receivables Structured Trust 2001, Note, 144A
	7.440%, 12/10/2006	NR	Caa	CCC	2,997,497
3,425,000	Centennial Cellular Operating Co./Centennial Communications Corp., Guaranteed Senior Note
	10.125%, 6/15/2013	CCC	Caa	NR	3,784,625
4,405,000	Dobson Communications Corp., Senior Note
	8.875%, 10/01/2013	CCC	Ca	NR	3,457,925
2,525,000	LCI International, Inc., Senior Note
	7.250%, 6/15/2007	NR	NR	B	2,379,813
2,000,000	Qwest Services Corp., Senior Subordinated Note, 144A
	13.500%, 12/15/2010	B	Caa	B	2,315,000
415,000	Rogers Wireless Communications, Inc., Senior Secured Note
	7.250%, 12/15/2012	BB	Ba	BB	423,300
665,000	Rogers Wireless Communications, Inc., Senior Secured Note
	7.500%, 3/15/2015	BB	Ba	BB	686,613
1,490,000	Time Warner Telecom Holdings, Inc., Senior Note, 144A
	9.250%, 2/15/2014	CCC	B	NR	1,430,400

765,000	Triton PCS, Inc., Guaranteed Senior Note
	8.500%, 6/01/2013		CCC	Caa	NR	703,800
						18,178,973
	Textiles, Clothing & Fabrics — 1.8%
1,930,000	Broder Brothers, Senior Note
	11.250%, 10/15/2010		B	B	NR	2,113,350
1,000,000	Broder Brothers, Senior Note, 144A
	11.250%, 10/15/2010		B	B	NR	1,095,000
						3,208,350
	Transportation — 6.5%
4,850,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note
	0.000%/11.750%, 6/15/2009	(b)	B	B	B	4,850,000
220,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note
	12.500%, 6/15/2012		B	B	B	250,800
725,000	Kansas City Southern Railway Co., Senior Note
	9.500%, 10/01/2008		B	B	NR	790,250
3,390,000	Laidlaw International, Inc., Senior Note
	10.750%, 6/15/2011		B	B	NR	3,839,175
175,000	Stena AB, Note
	9.625%, 12/01/2012		BB	Ba	NR	193,813
2,055,000	Stena AB, Senior Note
	7.000%, 12/01/2016		BB	Ba	NR	1,900,875
						11,824,913
	Total Corporate Debt (Identified Cost $252,180,730)					256,889,045

Shares	Description	S&P Ratings	Moody’s Ratings	Fitch Ratings	Value
Preferred Stocks — 0.4%
	Media - Broadcasting & Publishing — 0.4%
114	Paxson Communications Corp.	CCC	Caa	NR	$775,200

	Total Preferred Stocks (Identified Cost $963,506)				775,200

	Total Investments — 143.5%
	(Identified Cost $255,859,311) (a)				260,446,596
	Other Assets, Less Liabilities — 6.2%				11,218,741
	Auction Market Preferred Shares plus cumulative unpaid dividends (49.7%)				(90,157,299)
	Total Net Assets — 100%				$181,508,038

Notes to Schedule of Investments

(a)	Federal Tax Information:
	At March 31, 2005, the net unrealized appreciation on investments based on cost of $255,943,047 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,240,112
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,736,563)
	Net unrealized appreciation	$4,503,549

(b)	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of 144A Securities amounted to $66,997,969 or 36.9% of net assets.

Valuation:  Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security’s market value, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.  Criteria considered in making this determination may include, but are not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer’s position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries.  Securities with remaining maturities of 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Reverse Repurchase Agreements:    The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase.   There were no reverse repurchase agreements outstanding at March 31, 2005.

Swap Agreements:    The Fund may invest in swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The Fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk.  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest.  Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Net payments of interest on interest rate swap agreements are included as part of realized gain or loss.  Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.  At March 31, 2005, the Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation

$22,500,000	03/15/06	Agreement with Citibank N.A. dated 03/11/04 to pay the notional amount multiplied by 1.78% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA) adjusted for compounding	$420,000

$22,500,000	03/15/07	Agreement with Citibank N.A. dated 03/11/04 to pay the notional amount multiplied by 2.27% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA) adjusted for compounding.	$787,000

$22,500,000	09/28/07	Agreement with Citibank N.A. dated 09/24/04 pay the notional amount multiplied by 3.22% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA) adjusted for compounding	$533,000

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund

		By:	/s/ Bradley Tank
Bradley Tank, President/Chief Executive Officer
Date	05/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By:	/s/ Bradley Tank
Bradley Tank, President/Chief Executive Officer
Date	05/24/05

		By:	/s/ Edward Grieb
Edward Grieb, Treasurer/Chief Financial Officer
Date	05/24/05